Fees Summary	Sep. 03, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 7,124,130.00
Previously Paid Amount	0.00
Total Fee Amount	1,051.52
Total Offset Amount	$ 0.00
Narrative Disclosure
Net Fee	$ 1,051.52
Narrative - Max Aggregate Offering Price	$ 7,124,130.00
Final Prospectus	true